Lease Receivables - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
TA Triumph-Adler GmbH | Cash Received from Transfer Included in Long-Term Debt
Leases Disclosure [Line Items]
Capital lease receivables	¥ 25,054	¥ 25,647
Minimum
Leases Disclosure [Line Items]
Lease receivable terms (in years)	1 year
Maximum
Leases Disclosure [Line Items]
Lease receivable terms (in years)	7 years